TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of Earnings Before Income Taxes

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cayman Islands	57,199,049	(22,036,601)	(784,811,121)
PRC	532,128,623	498,042,536	444,368,215
Other countries	(181,952,469)	775,180,276	906,814,798
Income before income taxes	407,375,203	1,251,186,211	566,371,892

Schedule of Current and Deferred Income Taxes

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax (expenses)/benefits
PRC	(37,136,613)	(25,562,374)	26,472,926
Other countries	(74,198,842)	39,207,147	(110,725,623)
Total current income tax expenses	(111,335,455)	13,644,773	(84,252,697)
Deferred tax (expenses)/benefits	106,925,932	(291,623,774)	(94,158,083)
Income tax expenses, net	(4,409,523)	(277,979,001)	(178,410,780)

Schedule of Income Tax Rate Reconciliation

	For the year ended December 31,
	2018	2019	2020
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	1.1	0.1	0.1
—Change in fair value of convertible senior notes and call options	0.0	0.6	32.0
—Accrued payroll and welfare expenses	4.2	0.5	0.4
—Change of enacted tax rate	(3.2)	0.7	(7.2)
—Other non-deductible expenses including tax preferences	(19.5)	(7.0)	(6.6)
Difference in tax rate of subsidiaries outside the PRC	0.6	4.5	(3.1)
Effect of tax holiday for subsidiaries	(14.0)	(4.6)	(7.8)
Change in valuation allowance	6.9	2.4	(1.3)
Effective tax rate	1.1	22.2	31.5

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
The aggregate amount of effect	57,284,294	57,373,029	44,190,456
Per share effect—basic	0.37	0.34	0.25
Per share effect—diluted *	0.37	0.34	0.25

Schedule of Noncurrent Deferred Tax Assets

	As of December 31,
	2019	2020
	RMB	RMB
Net operating losses	367,045,173	166,093,004
Accrued warranty costs	171,396,603	206,022,708
Provision for inventories, accounts receivable, other receivable	56,512,918	84,101,028
Timing difference for revenue recognition of retainage contract	8,337,383	5,797,569
Other temporary differences	49,723,467	20,366,550
Impairment for property, plant and equipment and project assets	18,310,891	24,871,785
Total deferred tax assets	671,326,435	507,252,644
Less: Valuation allowance	(144,316,817)	(136,847,274)
Less: Deferred tax liabilities in the same tax jurisdiction	(255,723,355)	(115,297,938)
Deferred tax assets	271,286,263	255,107,432

Timing difference for project assets, property, plant and equipment	(349,000,757)	(308,201,462)
Timing difference for refund of countervailing duties	(119,355,270)	(134,682,972)
Other temporary differences	(38,101,269)	(1,126,697)
Total deferred tax liabilities	(506,457,296)	(444,011,131)
Less: Deferred tax assets in the same tax jurisdiction	255,723,355	115,297,938
Deferred tax liabilities	(250,733,941)	(328,713,193)

Schedule of Movement of Valuation Allowances

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	(86,443,363)	(114,620,700)	(144,316,817)
Current year additions	(29,565,816)	(62,415,889)	(37,426,345)
Utilization and reversal of valuation allowances	1,388,479	32,719,772	44,895,888
At end of year	(114,620,700)	(144,316,817)	(136,847,274)